Accrued Liabilities (Annual) (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Accrued Liabilities [Table Text Block]
In thousands	2011	2010
Deferred revenues	$1,258	$1,979
Current portion of pension liability (see Note 15)	1,152	84
Compensation and employee benefits	1,051	1,188
Taxes payable	738	561
Interest payable	315	1,259
Warranty obligations	274	291
Restructuring costs	73	309
Other	1,858	1,884
Accrued Liabilities, Total	$6,719	$7,555

Schedule of Product Warranty Liability [Table Text Block]
In thousands	2011	2010
Balance at beginning of year	$ 291	$ 389
Provisions	125	16
Deductions	(142)	(114)
Balance at end of year	$ 274	$ 291